Short-Term Borrowings (Details) - Schedule of short-term borrowings - Short-term borrowings [Member] - USD ($)		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Total		$ 2,541,925
ZHONGYUAN BANK CO., LTD [Member]
Short-term Debt [Line Items]
Annual interest rate	[1]	5.60%
Maturity (Months)	[1]	January, 2022
Principal	[1]	$ 1,541,925
Total	[1]	$ 1,541,925
HIGHSHARP ELECTRONIC TECHNOLOGY CO., LTD [Member]
Short-term Debt [Line Items]
Annual interest rate	[2]	0.50%
Maturity (Months)	[2]	December, 2021
Principal	[2]	$ 1,000,000
Total	[2]	$ 1,000,000

[1]	On July 29, 2021, the Group entered into a factoring agreement without recourse right with Zhongyuan Bank, transferring $1,541,925 (RMB10,000,000) accounts receivable to the bank and received accordingly amount of cash.
[2]	On September 1, 2021, the Group signed a loan agreement with HighSharp Electronic Technology Co., Ltd (“HighSharp”) with a total amount of $1,000,000.